Document and Entity Information	Oct. 15, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	NB BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41899
Entity Tax Identification Number	93-2560883
Entity Address, Address Line One	1063 Great Plain Avenue
Entity Address, City or Town	Needham
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	02492
City Area Code	781
Local Phone Number	444-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	NBBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001979330
Amendment Flag	false